Schedule of Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 USD ($)
Financial assets
Cash and cash equivalents	$ 649,106	$ 559,462				$ 2,949,108
Financial assets at amortized cost	574,391	361,249
Accounts receivable	1,277,928	2,291,640
Accounts receivable due from related parties	5,029,583	5,889,474
Other receivables	1,952,834	1,696,897
Other receivables due from related parties	526,882	3,139,430
Long-term receivables		1,631,438
Long-term receivables from related parties	8,300,723
Guarantee deposits paid	133,390	625,330
Total Financial Assets	18,444,837	16,194,920
Financial liability
Short-term loans	8,999,751	6,964,927
Accounts payable	209,567	193,767
Other payables	802,840	522,786
Long-term loans (including current portion)	1,037,768	980,200
Total Financial Liability	11,049,926	8,661,680
Lease liability	163,775	105,745
Foreign currency amount financial assets			$ 6,176,385	$ 8,387,829	$ 6,489,271
Financial assets exchange rate			32.79	7.77	31.15
financial assets book value			$ 6,176,385	$ 8,387,829	$ 6,489,271
Foreign currency amount financial liabilities			$ 3,430,664	$ 2,237,392	$ 761,248
Financial liabilities exchange rate			32.79	7.77	31.15
financial liabilities book value			$ 3,430,664	$ 2,237,392	$ 761,248
Foreign exchange (losses) gains	$ (71,960)	$ 363,269
Degree of variation	5.00%	5.00%	5.00%	5.00%	5.00%
Financial assets effect on profit or loss			$ 308,819	$ 419,391	$ 324,464
Financial assets effect on other comprehensive income
Degree of variation	5.00%		5.00%	5.00%
Degree of variation	5.00%	5.00%	5.00%	5.00%	5.00%
Financial liabilities effect on profit or loss			$ 171,533	$ 111,870	$ 38,062
Financial liabilities effect on other comprehensive income
Degree of variation	5.00%		5.00%	5.00%
increased/decreased borrowing interest rate percentage	1.00%		1.00%	1.00%
Profit increased/decreased	$ 100,728	$ 79,451